REGULATORY FRAMEWORK (Tables)	12 Months Ended
Dec. 31, 2024
Regulatory Framework
Schedule of generating units in operation

In operation as of 12.31.2024:

Generator	Generating unit	Tecnology	Power	Applicable regime (1)
CTG	GUEMTG01	TG	100 MW	Energy Plus Res. No. 1,281/06
CTG	GUEMTV11	TV	≤100 MW	Resolution No. 387/24
CTG	GUEMTV12	TV	≤100 MW	Resolution No. 387/24
CTG	GUEMTV13	TV	>100 MW	Resolution No. 387/24
Piquirenda	PIQIDI 01-10	MCI	30 MW	Resolution No. 387/24
CPB	BBLATV29	TV	>100 MW	Resolution No. 387/24
CPB	BBLATV30	TV	>100 MW	Resolution No. 387/24
CT Ing. White	BBLMD01-06	MCI	100 MW	Resolution No. 21/16
CTLL	LDLATG01/TG02/TG03/TV01	CC	>150 MW	Resolution No. 59/23
CTLL	LDLATG04	TG	105 MW	Res. No. 220/07 (75%)
CTLL	LDLATG05	TG	105 MW	Resolution No. 21/16
CTLL	LDLMDI01	MCI	15 MW	Resolution No. 387/24
CTGEBA	GEBATG01/TG02/TV01	CC	>150 MW	Resolution No. 59/23
CTGEBA	GEBATG03	TG	169 MW	Energy Plus Res. No. 1,281/06
CTGEBA	GEBATG03/TG04/TV02	CC	400 MW	Resolution No. 287/17
Ecoenergía	CERITV01	TV	14 MW	Energy Plus Res. No. 1,281/06
CT Parque Pilar	PILBD01-06	MCI	100 MW	Resolution No. 21/16
CTB	EBARTG01 - TG02	TG	>50 MW	Resolution No. 59/23
CTB	EBARTV01	TV	279 MW	Resolution No. 220/07
HIDISA	AGUA DEL TORO	HI	HI – Media 120<P≤300	Resolution No. 387/24
HIDISA	EL TIGRE	HR	Renewable ≤ 50	Resolution No. 387/24
HIDISA	LOS REYUNOS	HB	HB – Media 120<P≤300	Resolution No. 387/24
HINISA	NIHUIL I - II - III	HI	HI – Small 50<P≤120	Resolution No. 387/24
HPPL	PPLEHI	HI	HI – Media 120<P≤300	Resolution No. 387/24
PEPE II	PAMEEO	Wind	53 MW	MATER Res. No. 281/17
PEPE III	BAHIEO	Wind	53 MW	MATER Res. No. 281/17
PEPE IV	PEP3EO - PE32EO	Wind	81 MW	MATER Res. No. 281/17
PE Arauco (PEPE V)	AR21EO	Wind	99.75 MW	Renovar
PEPE VI	PEP6EO	Wind	139.5 MW	MATER Res. No. 281/17

(1)	Surplus power capacity and energy are remunerated in the spot market.

Schedule of minimum remuneration to thermal generators

Technology / Scale	($ / MW-month)
Large CC Capacity > 150 MW	1,659,023
Large TV Capacity > 100 MW	2,366,144
Small TV Capacity ≤ 100 MW	2,828,486
Large GT Capacity > 50 MW	1,930,992

Schedule of remuneration for thermal generators with guaranteed power capacity

Period	($ / MW-month)
Summer – Winter	5,933,881
Fall - Spring	4,450,412

Schedule of hydroelectric generators by technology and scales values

Technology / Scale	($ / MW-month)
Medium HI Capacity > 120 ≤ 300 MW	2,175,761
Small HI Capacity > 50 ≤ 120 MW	2,991,666
Medium Pumped HI Capacity > 120 ≤ 300 MW	2,175,761
Renewable HI Capacity ≤ 50 MW	4,895,454

Schedule of generated and operated energy thermal units remuneration

Remuneration	Thermal Power Plants ($ / MWh)	Pumped Hydropower Plants ($ / MWh)	Non-conventional Source ($ / MWh)
Generated energy	Between 3,960 and 6,929	3,462	27,691
Operated energy	1,378	1,378	-